ETFMG Video Game Tech ETF
Schedule of Investments
December 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.6%
China - 0.5%
Entertainment - 0.5% (d)
HUYA, Inc. - ADR (a)(b)	24,395	$437,890

France - 2.6%
Entertainment - 2.6% (d)
Ubisoft Entertainment SA (a)	30,018	2,073,481

Germany - 0.5%
Health Care Equipment & Supplies - 0.5%
Carl Zeiss Meditec AG	3,340	425,976

Hong Kong - 5.7%
Entertainment - 4.2% (d)
IGG, Inc.	2,766,167	2,041,177
Leyou Technologies Holdings, Ltd. (a)	2,695,264	805,919
NetDragon Websoft Holdings, Ltd.	247,840	582,681
Total Entertainment		3,429,777
Interactive Media & Services - 1.5%
Tencent Holdings, Ltd.	26,239	1,264,756
Total Hong Kong		4,694,533

Japan - 20.7%
Entertainment - 17.0% (d)
Aeria, Inc. (b)	38,987	337,286
Aiming, Inc. (a)(b)	128,689	370,711
Capcom Co., Ltd.	75,307	2,100,043
COLOPL, Inc.	36,380	388,393
Cyberstep, Inc. (a)	22,800	315,177
DeNa Co., Ltd.	25,195	406,951
Gumi, Inc. (a)	41,252	305,247
GungHo Online Entertainment, Inc.	18,660	397,741
KLab, Inc. (a)(b)	44,402	333,051
Koei Tecmo Holdings Co., Ltd.	15,893	417,309
Konami Holdings Corp.	48,154	1,987,674
Marvelous, Inc.	47,795	320,232
Nexon Co., Ltd.	149,317	1,992,634
Nintendo Co., Ltd.	4,995	2,021,353
Square Enix Holdings Co., Ltd.	39,215	1,959,757
Total Entertainment		13,653,559
Household Durables - 1.6%
Sony Corp. - ADR (b)	17,820	1,211,761
Interactive Media & Services - 1.1%
Gree, Inc.	196,239	890,395
Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	6,669	406,996
Sega Sammy Holdings, Inc.	27,585	401,887
Total Leisure Products		808,883
Total Japan		16,564,598

Netherlands - 0.4%
Entertainment - 0.4% (d)
Funcom SE (a)(b)	239,655	358,965

Norway - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Nordic Semiconductor ASA (a)	68,616	435,332

Poland - 2.9%
Entertainment - 2.9% (d)
CD Projekt SA	30,510	2,247,700

Republic of Korea - 14.9%
Entertainment - 14.0% (d)
Com2uS Corp.	19,759	1,836,735
Gravity Co., Ltd. - ADR (a)(b)	8,700	325,380
NCSoft Corp.	4,417	2,066,321
Neowiz (a)	23,536	344,965
Netmarble Corp.	26,369	2,106,876
Nexon GT Co., Ltd. (a)	54,793	329,293
NHN Corp. (a)	22,376	1,292,504
Pearl Abyss Corp. (a)	12,240	1,960,178
Webzen, Inc. (a)	23,767	334,993
WeMade Entertainment Co., Ltd.	12,226	313,460
Wysiwyg Studios Co., Ltd. (a)	25,575	357,159
Total Entertainment		11,267,864
Hotels, Restaurants & Leisure - 0.4%
ME2ON Co., Ltd. (a)	69,014	343,145
Interactive Media & Services - 0.5%
AfreecaTV Co., Ltd.	6,942	413,597
Total Republic of Korea		12,024,606

Sweden - 6.8%
Entertainment - 6.0% (d)
Embracer Group AB (a)	274,102	2,071,345
G5 Entertainment AB	35,232	380,293
Modern Times Group MTG - Class B	35,929	428,286
Paradox Interactive AB	26,062	417,377
Stillfront Group AB (a)	38,432	1,507,926
Total Entertainment		4,805,227
Hotels, Restaurants & Leisure - 0.4%
LeoVegas AB	103,378	325,707
Technology Hardware, Storage & Peripherals - 0.4%
Tobii AB (a)	89,313	358,154
Total Sweden		5,489,088

Switzerland - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Logitech International SA (a)(b)	9,173	432,599

Taiwan, Province of China - 4.4%
Entertainment - 0.8% (d)
Gamania Digital Entertainment Co., Ltd.	173,928	348,703
Softstar Entertainment, Inc. (a)	109,730	351,405
Total Entertainment		700,108
Technology Hardware, Storage & Peripherals - 3.6%
Acer, Inc.	699,157	416,318
Asustek Computer, Inc.	53,241	411,158
Micro-Star International Co., Ltd.	711,816	2,058,726
Total Technology Hardware, Storage & Peripherals		2,886,202
Total Taiwan, Province of China		3,586,310

United Kingdom - 3.9%
Entertainment - 1.2% (d)
Frontier Developments PLC (a)	29,782	482,073
Team17 Group Plc (a)	104,372	518,445
Total Entertainment		1,000,518
IT Services - 2.7%
Keywords Studios PLC	108,402	2,150,981
Total United Kingdom		3,151,499

United States - 35.2%
Entertainment - 20.5% (d)
Activision Blizzard, Inc.	34,471	2,048,267
Bilibili, Inc. - ADR (a)(b)	112,954	2,103,203
Changyou.com, Ltd. - ADR (b)	94,396	924,137
Electronic Arts, Inc. (a)	19,346	2,079,888
Glu Mobile, Inc. (a)(b)	337,367	2,041,070
iDreamSky Technology Holdings, Ltd. (a)	923,194	530,769
NetEase, Inc. - ADR (b)	1,360	417,030
Sea, Ltd. - ADR (a)(b)	11,109	446,804
Sciplay Corp. - Class A (a)(b)	160,102	1,967,654
Take-Two Interactive Software, Inc. (a)	16,605	2,032,950
Zynga, Inc. - Class A (a)	323,372	1,979,037
Total Entertainment		16,570,809
Household Durables - 0.4%
Turtle Beach Corp. (a)(b)	37,387	353,307
Interactive Media & Services - 3.5%
Alphabet, Inc. - Class C (a)	901	1,204,655
JOYY, Inc. - (a)(b)	7,418	391,596
Momo, Inc. - ADR (b)	11,448	383,508
SINA Corp. (a)	11,207	447,496
Sohu.com, Ltd. - ADR (a)	33,387	373,267
Total Interactive Media & Services		2,800,522
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	29,477	1,351,815
Intel Corp. (b)	21,007	1,257,269
NVIDIA Corp.	5,416	1,274,385
Qualcomm, Inc.	4,703	414,946
Total Semiconductors & Semiconductor Equipment		4,298,415

Software - 2.5%
Cheetah Mobile, Inc. - ADR	101,144	367,153
Kingsoft Corp., Ltd.	166,900	432,655
Microsoft Corp.	7,858	1,239,207
Total Software		2,039,015
Specialty Retail - 0.4%
GameStop Corp. - Class A	59,440	361,395
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	4,411	1,295,290
Immersion Corp. (a)	46,662	346,699
Razer, Inc. (a)	2,288,061	372,911
Total Technology Hardware, Storage & Peripherals		2,014,900
Total United States		28,438,363
TOTAL COMMON STOCKS (Cost $80,787,557)		80,360,940

EXCHANGE TRADED FUNDS - 3.1%
ETFMG Sit Ultra Short ETF	50,000	2,507,250
TOTAL EXCHANGE TRADED FUNDS (Cost $2,504,385)		2,507,250

SHORT-TERM INVESTMENS - 0.5%
Money Market Funds - 0.5%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 1.49% (c)	399,366	399,366
TOTAL SHORT -TERM INVESTMENTS (Cost $399,366)		399,366

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 10.1%
Mount Vernon Liquid Assets Portfolio, LLC, 1.80% (c)	8,107,571	8,107,571
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $8,107,571)		8,107,571

Total Investments (Cost $91,798,879) - 113.3%		91,375,127
Liabilities in Excess of Other Assets - (13.3)%		(10,737,545)
TOTAL NET ASSETS - 100.0%		$80,637,582

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of December 31, 2019.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2019.
(d)	As of December 31, 2019, the Fund had a significant portion of its assets in the Entertainment Industry.